Non-Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Summary of Non-Current Assets - Prepayments

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Prepayments	—	467
Total non-current prepayments	—	467